Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of dividends [line items]
Franking credits	$ 10,980	$ 8,681	$ 10,400
Franking credits arising from the payment of current tax	471	1,194	1,330
Total franking credits available	$ 11,451	$ 9,875	$ 11,730